Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries, fees and short-term benefits	$ 726	$ 633	$ 595
Share-based payments	112	164	38
Total	$ 838	$ 797	$ 633